Since Inception [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Putnam Retirement Advantage 2030 Fund | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	11.88%	14.48%	(14.61%)	11.73%	11.58%